Consolidated Balance Sheets (Parenthetical) - $ / shares	Nov. 26, 2022	Feb. 26, 2022	Feb. 27, 2021
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	900,000,000	900,000,000	900,000,000
Common stock, shares issued (in shares)	382,339,000	344,146,000	343,241,000
Common stock, shares outstanding (in shares)	117,322,000	81,979,000	109,621,000
Treasury stock (in shares)	265,017,000	262,167,000	233,620,000